UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $2,235,231 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    79508  2027755 SH       SOLE                  2027755
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   283738  3329090 SH       SOLE                  3329090
CNET NETWORKS INC              COM              12613R104    84870 11953487 SH       SOLE                 11953487
CONVERA CORP                   CL A             211919105     1058   622544 SH       SOLE                   622544
DOLAN MEDIA CO                 COM              25659P402    35549  1767746 SH       SOLE                  1767746
DREAMWORKS ANIMATION SKG INC   CL A             26153C103   103325  4007961 SH       SOLE                  4007961
EMMIS COMMUNICATIONS CORP      CL A             291525103    10483  3012300 SH       SOLE                  3012300
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     3857   579094 SH       SOLE                   579094
EQUINIX INC                    COM NEW          29444U502    65333   982604 SH       SOLE                   982604
FIBERTOWER CORP                COM              31567R100    21048 11959025 SH       SOLE                 11959025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   181975  5177112 SH       SOLE                  5177112
GETTY IMAGES INC               COM              374276103   188934  5904200 SH       SOLE                  5904200
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203    24274  3979300 SH       SOLE                  3979300
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    51970  2295500 SH       SOLE                  2295500
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302     9483   602500 SH       SOLE                   602500
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508     4813   414900 SH       SOLE                   414900
MELCO PBL ENTMNT LTD           ADR              585464100    52598  4622000 SH       SOLE                  4622000
MGM MIRAGE                     COM              552953101    19570   333000 SH       SOLE                   333000
MOVE INC COM                   COM              62458M108    46878 15220201 SH       SOLE                 15220201
NATIONAL CINEMEDIA INC         COM              635309107    22682  1009000 SH       SOLE                  1009000
NETFLIX INC                    COM              64110L106   161178  4651604 SH       SOLE                  4651604
NEUSTAR INC                    CL A             64126X201    78133  2950633 SH       SOLE                  2950633
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     2985   506000 SH       SOLE                   506000
RURAL CELLULAR CORP            CL A             781904107    54576  1233908 SH       SOLE                  1233908
SBA COMMUNICATIONS CORP        COM              78388J106   112942  3786200 SH       SOLE                  3786200
TELEPHONE & DATA SYS INC       COM              879433100    28353   722000 SH       SOLE                   722000
TELEPHONE & DATA SYS INC       SPL COM          879433860    29508   791100 SH       SOLE                   791100
UNITED STATES CELLULAR CORP    COM              911684108   111294  2023524 SH       SOLE                  2023524
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    83790 14058700 SH       SOLE                 14058700
WARNER MUSIC GROUP CORP        COM              934550104    22327  4483344 SH       SOLE                  4483344
XM SATELLITE RADIO HLDGS INC   CL A             983759101    77373  6658600 SH       SOLE                  6658600
YAHOO INC                      COM              984332106   179690  6211200 SH       SOLE                  6211200
YOUNG BROADCASTING INC         CL A             987434107     1136  1495246 SH       SOLE                  1495246